SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Property and equipment
Useful life
Office equipment and furniture	5 years
Electronic equipment	5 years
Transportation vehicles	5-10 years
Leasehold improvement	Shorter of the lease term or estimated useful life

Description of revenue disaggregated
	For the years ended December 31,
	2019	2018	2017
Revenue from Sino-foreign Jointly Managed Academic Programs	$2,484,194	$2,410,781	$2,821,602
Revenue from textbook and course material sales	13,150	29,717	52,345
Revenue from Overseas Study Consulting Services	525,878	547,521	60,947
Revenue from Technological Consulting Services for Smart Campus Solutions	2,232,588	1,820,974	950,992
Total revenue	$5,255,810	$4,808,993	$3,885,886

Description of currency exchange rates consolidated financial statements
	December 31, 2019	December 31, 2018	December 31, 2017
Year-end spot rate	US$1=RMB 6.9680	US$1=RMB 6.8776	US$1=RMB 6.5074
Average rate	US$1=RMB 6.9088	US$1=RMB 6.6163	US$1=RMB 6.7578